21. Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Revenue Tables
Deferred revenue in subsidiaries
	2017	2016

‘am/pm’ and Jet Oil franchising upfront fee	19,537	18,620
Loyalty program “Km de Vantagens”	9,134	13,062
Loyalty program “Clube Extrafarma”	2,638	3,128

	31,309	34,810

Current	18,413	22,300
Non-current	12,896	12,510